DEAN WITTER HIGH YIELD SECURITIES INC.
TWO WORLD TRADE CENTER
NEW YORK, NEW YORK 10048







                                   October 29, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Dean Witter High Yield Securities Inc.
     File #2-64782
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on October 24, 1996.


                                   Very truly yours,
                                   /s/ Lou Anne McInnis
                                   Lou Anne McInnis
                                   Assistant Secretary



cc: Randolph Koch
    Sheldon Curtis